Derivatives - Other derivative contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Net gains (losses) on investments	$ (1,733.9)	$ 3,445.1
U.S. treasury bond forward contracts
Derivatives
Notional amount	183.7	1,691.3
Net gains (losses) on investments	$ 162.4	$ 25.7